                                   SUPPLEMENT
                             DATED DECEMBER 8, 2006
                                     TO THE
       CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS DATED JULY 31, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP GROWTH FUND

Under the heading "The Hartford MidCap Growth Fund, Your Expenses," on page 5 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

     YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                               CLASS A    CLASS B   CLASS C
                                               -------    -------   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on
      purchases as a percentage of offering
      price                                     5.50%      None      None
   Maximum deferred sales charge (load)
      (as a percentage of purchase price or
      redemption proceeds, whichever is
      less)                                     None(1)    5.00%     1.00%
   Exchange fees                                None       None      None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the
      fund's assets)
   Management fees(2)                           0.80%      0.80%     0.80%
   Distribution and service (12b-1) fees        0.25%(3)   1.00%     1.00%
   Other expenses(4)(5)                         0.35%      0.35%     0.35%
   Total annual operating expenses(4)(6)        1.40%(3)   2.15%     2.15%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 100% its management fees until July 31, 2007. While such waiver is in effect, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class A, Class B or Class C shares of the fund are 0.60%, 1.35% and 1.35%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4)  Estimated for the current fiscal year.

(5) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. Hartford Administrative Services Company, the fund's transfer agent, has agreed to waive a portion of the transfer agency fees under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. This undertaking may be amended or withdrawn at any time.

(6) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.20% and 2.20%. This policy may be discontinued at any time.

In the section entitled "Management of the Funds - Management Fees" on page 15 of the Prospectus, the following footnote is added to the MidCap Growth Fund chart.

     Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 100% its management fees until July 31, 2007.

                                   SUPPLEMENT
                             DATED DECEMBER 8, 2006
                                     TO THE

                     CLASS Y PROSPECTUS DATED JULY 31, 2006
                          FOR THE HARTFORD MUTUAL FUNDS

THE HARTFORD MIDCAP GROWTH FUND

Under the heading "The Hartford MidCap Growth Fund, Your Expenses," on page 5 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

     YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                   CLASS Y
                                                                   -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price    None
   Maximum deferred sales charge (load)                             None
   Exchange fees                                                    None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                               0.80%
   Distribution and service (12b-1) fees                            None
   Other expenses(2)                                                0.10%
   Total annual operating expenses(3)                               0.90%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 100% its management fees until July 31, 2007. While such waiver is in effect, the total annual operating expenses you may pay if you buy and hold Class Y shares of the fund are 0.10%.

(2)  Estimated for the current fiscal year.

(3) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage to 1.00%. This policy may be discontinued at any time.

In the section entitled Management of the Funds - Management Fees on page 15 of the Prospectus, the following footnote is added to the MidCap Growth Fund chart.

     Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 100% its management fees until July 31, 2007.